Subsequent Events - Additional Information (Detail) - USD ($) $ in Millions			1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 25, 2021	Aug. 24, 2021	Apr. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Mar. 31, 2021
Subsequent Event [Line Items]
Stockholders equity note stock split exchange ratio	0.09657
Loan and Security Agreement [Member] | Oxford Finance LLC [Member]
Subsequent Event [Line Items]
Debt instrument, face amount						$ 30.0
Loan and Security Agreement [Member] | Oxford Finance LLC [Member] | Debt Instrument, Term Loan A [Member]
Subsequent Event [Line Items]
Debt instrument, face amount						20.0
Loan and Security Agreement [Member] | Oxford Finance LLC [Member] | Debt Instrument, Term Loan A [Member] | Debt Instrument Sub Tranche One [Member]
Subsequent Event [Line Items]
Proceeds from long term debt net of issuance costs				$ 12.5	$ 12.5
Loan and Security Agreement [Member] | Oxford Finance LLC [Member] | Debt Instrument, Term Loan A [Member] | Debt Instrument Sub Tranche Two [Member]
Subsequent Event [Line Items]
Proceeds from long term debt net of issuance costs				$ 7.4	$ 7.4
Loan and Security Agreement [Member] | Oxford Finance LLC [Member] | Debt Instrument, Term Loan B. [Member]
Subsequent Event [Line Items]
Debt instrument, face amount						$ 10.0
2021 Incentive Award Plan [Member]
Subsequent Event [Line Items]
Stockholders equity note stock split exchange ratio	0.09657
Locust Walk Acquisition Corporation [Member]
Subsequent Event [Line Items]
Proceeds from the transaction related to merger		$ 65.9
Subsequent Event [Member] | Research Sub-award Agreement [Member] | UCSF [Member]
Subsequent Event [Line Items]
Reimbursement of Expenses			$ 5.0
Common Stock | PIPE Financing [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common stock		$ 60.7